RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
SCHEDULE OF SHARES AND OPTIONS ISSUED FOR DEBT TO RELATED PARTIES

	Stock	Options	Gain	Total
Notes payable	$387,674	$339,952	$2,812,779	$3,540,405
Accrued interest	47,561	41,706	345,078	434,345
Accrued wages	74,460	65,295	540,245	680,000
Accounts payable	982	860	7,114	8,956
Totals	$510,677	$447,813	$3,705,216	$4,663,706

SCHEDULE OF NOTES PAYABLE RELATED PARTY

(b) Additional detail to all Notes Payable-Related Party is as follows:

2020	2019	Interest	Interest Expense
Principal	Principal	Rate	12/31/2020	12/31/2019	Maturity
$-	$2,016,672	5.00%	$75,265	$-	7/15/21
-	563,000	5.00%	21,113	-	7/15/21
-	409,920	5.00%	15,372	20,496	7/15/21
-	11,125	5.00%	417	556	7/15/21
-	200,000	5.00%	7,500	10,000	7/15/21
-	6,670	5.00%	249	334	7/15/21
-	19,000	8.00%	1,140	1,520	7/15/21
-	31,000	6.00%	1,170	1,560	7/15/21
-	31,500	6.00%	1,419	1,892	7/15/21
-	34,800	6.00%	1,566	2,088	7/15/21
-	5,000	6.00%	225	300	7/15/21
-	72,076	6.00%	3,600	4,800	7/15/21
-	-	6.00%	2,214	2,952	N/A
-	-	6.00%	113	150	N/A
-	83,877	6.00%	1,005	1,340	7/15/21
-	14,000	6.00%	630	840	7/15/21
-	24,000	6.00%	1,080	1,440	7/15/21
-	5,000	6.00%	225	300	7/15/21
-	12,765	6.00%	573	-	7/15/21

$0	$3,540,405		$134,876	$50,568